Shareholders' equity - Conditional capital (Details) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) Options € / shares	Dec. 31, 2020 EUR (€) Options € / shares	Dec. 31, 2019 EUR (€) Options
Shareholders' equity
Nominal value per share | € / shares		€ 1.00	€ 1.00
Outstanding number of options		3,013,309	3,201,074	3,489,000
Outstanding options weighted average remaining contractual life		1 year 4 months 28 days	2 months 10 days
Exercised		128,000	235,000
Increase in capital stock from exercise of stock options | €		€ 5,590	€ 12,711	€ 17,195
2011 SOP
Shareholders' equity
Conditional increase in capital | €	€ 12,000
Conditional increase in capital (in shares) | shares	12
Nominal value per share | € / shares	€ 1.00
Outstanding number of options		3,013,309
Outstanding options weighted average remaining contractual life		1 year 4 months 28 days
Exercised		127,769
Conditional Capital | €		€ 9,366
Conditional Capital Plan
Shareholders' equity
Exercised		127,769	234,796
Increase in capital stock from exercise of stock options | €		€ 127	€ 235